S-K 1602(a)(3) Forepart, Sponsor Compensation	Aug. 27, 2025 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
Private Placement Units [Member] | Talon Capital Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	530,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,300,000
Private Placement Units [Member] | Cohen & Company Securities LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	225,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,250,000
Over-Allotment Exercised Fully [Member] | Cohen & Company Securities LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	258,750
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,587,500
Class A Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 11.5